Trade and Other Receivables (Details) - Schedule of movement in allowance for doubtful accounts - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of movement in allowance for doubtful accounts [Abstract]
Allowance for doubtful accounts, beginning of year	$ 1,779	$ 5,136
Provisions for impaired receivables	6,069	604
Receivables written off	(146)	(4,899)
Impact of foreign exchange	(445)	938
Allowance for doubtful accounts, end of year	$ 7,257	$ 1,779